Current and non-current inventories (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Current and non-current inventories
Raw and auxiliary materials and consumables	€ 1,292	€ 1,228
Components and spare parts for drilling operations, plans and equipment	1,628	1,515
Semi-finished, finished products and goods	3,260	4,962
Other	6	4
Current inventories	€ 6,186	€ 7,709